Income Taxes (Schedule Of Reconciliation Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Unrecognized tax benefits, Beginning balance	$ 544
Gross change tax positions of current period	463
Gross change for tax positions of prior year	(220)
Unrecognized tax benefits, Ending balance	$ 787